Non-Financial Assets - Summary of Non-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets
Non-Financial Assets [Line Items]
Advance payment	₩ 161,466	₩ 169,737
Prepaid Expenses	756,729	216,073
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights	524,658	357,355
Other quick assets	316,138	276,993
Miscellaneous Non-Financial Assets	840,796	634,348
Non-Financial Assets	1,758,991	1,020,158
Other Noncurrent Assets
Non-Financial Assets [Line Items]
Advance payment	124,305	32,693
Prepaid Expenses	151,095	140,730
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights	0	0
Other quick assets	89,418	72,969
Miscellaneous Non-Financial Assets	89,418	72,969
Non-Financial Assets	₩ 364,818	₩ 246,392